Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 170,766	$ 228,430
2026	200,125	200,125
2027	161,880	161,880
2028	161,880	161,880
2029	107,920	107,920
Total future minimum lease payments	802,571	860,235
Less: imputed interest	(75,499)	(84,689)
Operating lease liability	$ 727,072	$ 775,546	$ 363,296